Stock-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

5. Stock-Based Compensation

The Company has an equity compensation plan, the 1991 Stock Option Plan (the "1991 Plan"), that provides for the granting of incentive stock options to employees and nonqualified stock options and restricted stock to employees, directors and consultants. As of March 31, 2012, we had reserved 4,450,910 shares of common stock under the 1991 Plan, and 508,424 shares were available for future grants. Options expire 10 years from the date of grant and typically vest 25 percent after the first year of service with the remaining vesting 1/36th each month thereafter. Under the current terms of the 1991 Plan, persons serving as non-employee directors at the date of the annual shareholder meeting receive an option grant to purchase 10,000 shares of common stock at a price equal to fair market value on the date of grant. Generally, such options are immediately exercisable on the date of grant, and expire 10 years from the date of grant, subject to earlier termination one year after the person ceases to be a director of the Company.

Options were granted to a non-employee consultant to purchase a total of 20,000 shares in the first quarter of fiscal year 2011. These options are non-qualified options which expire 10 years from the grant date and become fully vested over 24 months from the date of grant provided the consultant is still providing services to the Company. As these options were granted to a non-employee consultant, the final value of these options will be determined at their vesting dates, rather than the date of grant, using the Black-Scholes option pricing model and marked to market at each reporting date until they become fully vested. The Company uses the fair value recognition provisions of the revised authoritative guidance for equity-based compensation and applies the modified prospective method in determining stock option expense. The Company's results of operations reflect compensation expense for new stock options granted and vested under the 1991 Plan and the unvested portion of previous stock option grants and restricted stock which vest during the year.

Amounts recognized in the financial statements for the three and nine-months ended March 31, 2012 and 2011 related to stock-based compensation were as follows (in thousands):

	Three months ended March 31,		Nine months ended March 31,
	2012	2011	2012	2011
Cost of goods sold	$7	$8	$21	$30
Sales and marketing	21	8	68	27
General and administrative	44	57	162	193
Research and development	6	11	26	34
Total cost of stock-based compensation	$78	$84	$277	$284
Tax benefit of options issued	—	—	—	—
Total stock-based compensation, net of tax	$78	$84	$277	$284

Except as stated above, the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. We use historical data to estimate expected volatility, the period of time that option grants are expected to be outstanding, as well as employee termination behavior. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the estimated life of the option. The following assumptions were used to estimate the fair value of options granted during the nine-months ended March 31, 2012 and 2011 using the Black-Scholes option-pricing model:

	2012	2011
Volatility	79.39%	80.17%
Risk-free interest rate	0.42%	1.00%
Expected option life	3.3 years	3.8 years
Stock dividend yield	—	—

A summary of our option activity for the nine-months ended March 31, 2012 is as follows:

	Number of Options	Weighted-avg. Exercise Price Per Option	Weighted-avg. Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at July 1, 2011	1,744,873	$1.77		$33,441
Options granted	209,000	0.90
Options forfeited	(105,424)	1.12
Options expired	(144,516)	4.29
Options exercised	(86,087)	1.15
Outstanding at March 31, 2012	1,617,846	1.51	7.12	230,760
Exercisable at March 31, 2012	1,081,890	1.72	6.46	101,746

The aggregate intrinsic value in the table above is based on the Company's closing stock price of $1.28 and $0.95 on March 31, 2012 and June 30, 2011, respectively, which would have been received by the optionees had all in-the-money options been exercised on that date.

On August 9, 2011, the Company's Compensation Committee recommended, and the Board of Directors approved, an award of restricted stock to each non-employee director serving as a member of the Company's Board of Directors immediately following the 2011 Annual Meeting of Shareholders held on November 8, 2011 with the number of shares of restricted stock equal to $17,500 divided by the closing price of the Company's common stock on the date of the Annual Meeting, rounded up to the next whole share. A total of 72,168 shares of restricted stock were granted under the 1991 Plan to the Company's non-employee directors on the date of the Annual Meeting or 18,042 shares of restricted stock to each of the Company's four non-employee directors. The restrictions on the restricted stock lapse on the first business day immediately prior to the date of the Company's 2012 Annual Meeting of Shareholders if the director is serving on the board as of such date. The restricted stock award was in addition to the 10,000 share stock option granted to each non-employee director annually under the 1991 Plan.

A summary of restricted stock award activity for the nine-month period ended March 31, 2012 is as follows:

	Number of Shares Underlying Restricted Stock Awards	Weighted-avg. Grant-Date Fair Value
Nonvested at July 1, 2011	126,608	$1.05
Shares granted	72,168	0.97
Shares forfeited	—	—
Shares vested	(60,976)	0.82
Nonvested at March 31, 2012	137,800	$1.11

As of March 31, 2012, total unrecognized compensation cost related to non-vested stock options and restricted stock awards granted under the Plan was $266,000 and $65,000, respectively. That cost is expected to be recognized over a weighted-average period of 2.2 years for non-vested stock options and 0.7 years for restricted stock awards.

4. Stock Options and Restricted Stock Awards

The Company has an equity compensation plan, the 1991 Stock Option Plan (the "1991 Plan"), that provides for the granting of incentive stock options to employees and nonqualified stock options and restricted stock to employees, directors and consultants. As of June 30, 2011, we had reserved 4,450,910 shares of common stock under the 1991 Plan, and 538,378 shares were available for future grants. Options expire 10 years from the date of grant and typically vest 25 percent after the first year of service with the remaining vesting 1/36th each month thereafter. Under the current terms of the 1991 Plan, persons serving as non-employee directors at the date of the annual shareholder meeting receive an option grant to purchase 10,000 shares of common stock at a price equal to fair market value on the date of grant. Generally, such options are immediately exercisable on the date of grant, and expire 10 years from the date of grant, subject to earlier termination one year after the person ceases to be a director of the Company.

Options were granted to a non-employee consultant to purchase a total of 20,000 shares in both the first quarter of fiscal years 2011 and 2010. These options are non-qualified options which expire 10 years from the grant date and become fully vested over 24 months from the date of grant provided the consultant is still providing services to the Company. As these options were granted to a non-employee consultant, the final value of these options will be determined at their vesting dates, rather than the date of grant, using the Black-Scholes option pricing model and marked to market at each reporting date until they become fully vested. The Company uses the fair value recognition provisions of the revised authoritative guidance for equity-based compensation and applies the modified prospective method in determining stock option expense. Our results of operations reflect compensation expense for new stock options granted and vested under the 1991 Plan and the unvested portion of previous stock option grants and restricted stock which vest during the year.

Amounts recognized in the financial statements related to stock-based compensation for the fiscal years ended June 30, 2011, 2010 and 2009 were as follows (in thousands):

	2011	2010	2009
Cost of goods sold	$38	$44	$31
Selling, general and administrative	287	350	425
Research and development	44	46	33
Total cost of stock-based compensation	369	440	489
Tax benefit of options issued	-	-	-
Total stock-based compensation, net of tax	$369	$440	$489

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. We use historical data to estimate expected volatility, the period of time that option grants are expected to be outstanding, as well as employee termination behavior. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the estimated life of the option. For restricted stock awards, the fair value is calculated as the market price on date of grant and we amortize the fair value on a straight-line basis over the requisite service period of the award. The following weighted-average assumptions were used to estimate the fair value of options granted during the fiscal years ended June 30, 2011, 2010 and 2009 using the Black-Scholes option-pricing model:

	2011	2010	2009
Volatility	80.0%	77.0%	59.1%
Risk-free interest rate	0.9%	1.7%	2.3%
Expected option life	3.6 years	3 years	3 years
Stock dividend yield	-	-	-

A summary of our options and option activity for the fiscal year ended June 30, 2011 is as follows:

Options Outstanding					Options Exercisable
Range of Exercise Prices		Outstanding as of June 30, 2011	Weighted Avg. Remaining Contractual Life	Weighted Avg. Exercise Price	Exercisable as of June 30, 2011	Weighted Avg. Exercise Price
$-	$2.43	1,557,000	7.86	$1.38	817,635	$1.50
$2.43	$4.86	125,523	3.97	$3.19	124,810	$3.19
$4.86	$7.29	29,600	1.50	$6.31	29,600	$6.31
$7.29	$12.15	-	-	$-	-	$-
$12.15	$14.58	15,250	1.58	$13.02	15,250	$13.02
$14.58	$17.01	10,000	0.36	$15.82	10,000	$15.82
		1,737,373	7.37	$1.78	997,295	$2.18

	Number of Options	Weighted-avg. Exercise Price Per Option	Weighted-avg. Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at July 1, 2010	1,625,942	$2.15		$47,820
Options granted	389,500	0.93
Options forfeited	(90,922)	1.16
Options expired	(181,147)	3.62
Options exercised	(6,000)	0.54
Outstanding at June 30, 2011	1,737,373	$1.78	7.4	$28,237
Exercisable at June 30, 2011	997,295	$2.18	6.5	$17,913

The aggregate intrinsic value in the table above is based on our closing stock price of $0.95 on June 30, 2011, which would have been received by the optionees had all options been exercised on that date. The aggregate intrinsic value for options exercisable at June 30, 2010 and 2009 was $34,000 and $47,000, respectively, when the closing price of our stock on June 30, 2010 and 2009 was $1.07 and $1.24, respectively.

The weighted average fair value of our options at their grant date was approximately $0.51, $0.69 and $0.57 for options granted during the fiscal years ended June 30, 2011, 2010 and 2009, respectively. The total intrinsic value of options exercised during the fiscal years ended June 30, 2011 and 2010 was $360 and $7,000, respectively. There was no intrinsic value of the options exercised during fiscal year 2009 as the grant price of the options was greater than the stock price on the date of exercise.

A summary of the status of our non-vested options as of June 30, 2011 is as follows:

	Number of Options	Weighted-avg. Grant- Date Fair Value
Non-vested at June 30, 2010	854,932	$0.69
Options granted	389,500	0.51
Options forfeited	(90,923)	0.58
Options vested	(413,431)	0.68
Non-vested at June 30, 2011	740,078	$0.62

A summary of restricted stock award activity is as follows:

	Number of Restricted Stock Awards	Weighted-avg. Grant- Date Fair Value
Non-vested at June 30, 2010	66,322	$1.50
Options granted	106,608	0.91
Options forfeited	-	-
Options vested	(46,322)	1.38
Non-vested at June 30, 2011	126,608	$0.95

As of June 30, 2011, total unrecognized compensation cost related to non-vested stock options and restricted stock awards granted under our plan was $365,000 and $89,000 respectively. That cost is expected to be recognized over a weighted-average period of 1.9 years for non-vested stock options and 0.5 years for restricted stock awards. The total fair value of options vested during the fiscal years ended June 30, 2011, 2010 and 2009 was $281,000, $208,000 and $211,000, respectively.